Acquisitions and disposals - Aggregate cash consideration of disposal of subsidiaries (Details) € in Millions, £ in Millions			12 Months Ended
	May 31, 2025 GBP (£)	Mar. 01, 2023	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	May 31, 2025 EUR (€)	May 31, 2025 GBP (£)
Acquisitions and disposals
Cash consideration (paid)/received | €			€ (131)	€ 11,221	€ (67)
Net cash disposed | €			0	(155)
Gross loan commitments						€ 600	£ 600
Call And Put Option Exercised At fair Market Value | £	£ 16,500
Further Loan Commitments | £	£ 200
Vodafone Holdings Europe Slu [Member]
Acquisitions and disposals
Cash consideration (paid)/received | €			(33)	3,669
Vodafone Italia Spa [Member]
Acquisitions and disposals
Cash consideration (paid)/received | €			€ (98)	€ 7,707
Vodafone UK Trading Holdings Limited [Member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	51.00%
Percentage Of Consideration Paid In Subsidiary	49.00%
Vodafone UK Trading Holdings Limited [Member] | Major business combination [member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	51.00%
Percentage Of Consideration Paid In Subsidiary	49.00%
Advanced Loan To Subsidiary | £	£ 6,010
Loan Utilisation In Settlement Of Outstanding Debt | £	£ 1,684
CK Hutchison Group Telecom Holdings Limited [Member] | Major business combination [member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	49.00%
Hutchison [Member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary		49.00%